Segment information - Revenues (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) segment	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Segment information
Number of operating segments | segment	1
Total revenues by geographical location	$ 650,752	$ 520,548	$ 398,331
UK
Segment information
Total revenues by geographical location	223,566	159,866	110,950
USA
Segment information
Total revenues by geographical location	202,855	204,541	167,038
Germany
Segment information
Total revenues by geographical location	86,332	64,723	49,648
Russia
Segment information
Total revenues by geographical location	32,748	36,022	35,835
Switzerland
Segment information
Total revenues by geographical location	23,489	10,800	7,057
Singapore
Segment information
Total revenues by geographical location	10,154	15,216	1,536
Rest of Europe
Segment information
Total revenues by geographical location	48,944	22,109	14,032
Other
Segment information
Total revenues by geographical location	$ 22,664	$ 7,271	$ 12,235